Employee Benefit Plans (Pension and Postretirement Plans) (Details) - USD ($) $ in Millions		12 Months Ended
	Nov. 26, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Other		$ (93)	$ 105	$ (116)
Beginning Balance, Plan Assets		32,150
Ending Balance, Plan Assets		36,225	32,150
Noncurrent liability					$ 2,487	$ 3,050
Payment for Pension Benefits		55	79	2,044
Impact of change in estimation of NPPC		(566)	(392)	(185)
Current year actuarial gain (loss)		(543)	(1,819)	241
Current year prior service cost/credit		6	22	(2)
Amortization of prior service credit		228	344	529
Other Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Benefit Obligation		810	767
Service Cost		2	2	2
Interest cost		31	26	29
Actuarial loss (gain)		(11)	(52)
Total benefits paid		69	70
Defined Benefit Plan, Benefit Obligation, Business Combination		0	186
Plan amendments	$ (43)	0	(43)
Other		2	(6)
Ending Balance, Benefit Obligation		765	810	767
Beginning Balance, Plan Assets		20	0
Employer Contributions		69	69
Benefits Paid		69	70
Defined Benefit Plan, Plan Assets, Business Combination		0	20
Other		0	1
Ending Balance, Plan Assets		20	20	0
Benefit obligations		810	810	767	765	810
Funded status of plan					(745)	(790)
Current liability					47	61
Noncurrent liability					698	729
Net amount recognized					(745)	(790)
Net actuarial gain (loss)					181	184
Prior service credit					(4)	(47)
Net amount recognized					(185)	$ (231)
Expected return on plan assets		(1)	0	0
Amortization of prior service credit		(42)	(6)	(1)
Recognized actuarial net (gain) loss - in net periodic cost		(12)	(10)	(9)
Impact of change in estimation of NPPC		(22)	$ 12	$ 21
Current year actuarial gain (loss)		10
Amortization of actuarial loss (gain)		(12)
Amortization of prior service credit		(42)
Other		2
Total recognized in other comprehensive loss		46
Net recognized in net periodic pension cost and other comprehensive loss		$ 24
Net actuarial (loss)/gain					13
Prior service credit					$ (3)
Discount rate, benefit obligation					3.00%	4.10%
Discount rate, net cost		4.00%	3.40%	3.80%
Health care cost trend rate assumed for next year					6.50%	7.00%
Rate that the cost trend rate gradually declines to					5.00%	5.00%
Year that the rate reaches the rate it is assumed to remain at		2026	2026
Expected return on plan assets, net cost		7.00%	7.00%
Effect on total service and interest cost - increase		$ 1
Effect on postretirement benefit obligation - increase		25
Effect on total service and interest cost - decrease		1
Effect on postretirement benefit obligation - decrease		22
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Benefit Obligation		34,344	$ 33,283
Service Cost		261	265	$ 268
Interest cost		1,245	1,058	1,043
Actuarial loss (gain)		4,247	(1,938)
Total benefits paid		2,016	1,783
Net settlement, curtailment, and special termination benefits		206	14
Defined Benefit Plan, Benefit Obligation, Business Combination		(6)	3,694
Plan amendments		0	56
Other		124	(317)
Ending Balance, Benefit Obligation		38,027	34,344	33,283
Beginning Balance, Plan Assets		32,150	32,205
Actual return on plan assets		5,873	(1,516)
Employer Contributions		137	156
Benefits Paid		2,016	1,783
Defined Benefit Plan, Plan Assets, Business Combination			3,355
Settlements		17	16
Other		108	(251)
Ending Balance, Plan Assets		36,225	32,150	32,205
Benefit obligations		38,027	33,283	33,283	$ 38,027	$ 34,344
Funded status of plan					(1,802)	(2,194)
Noncurrent assets					19	157
Current liability					51	56
Noncurrent liability					1,770	2,295
Net amount recognized					(1,802)	(2,194)
Net actuarial gain (loss)					(8,160)	(7,948)
Prior service credit					190	130
Net amount recognized					9,113	$ 8,745
Expected return on plan assets		2,252	2,061	2,033
Amortization of prior service credit		16	(42)	(37)
Recognized actuarial net (gain) loss - in net periodic cost		245	373	550
Impact of change in estimation of NPPC		(544)	(404)	(206)
Net settlement and curtailment gain (loss)		59	$ (3)	$ (3)
Current year actuarial gain (loss)		(553)
Amortization of actuarial loss (gain)		265
Current year prior service cost/credit		6
Amortization of prior service credit		17
Net settlement and curtailment loss		57
Other		34
Total recognized in other comprehensive loss		368
Net recognized in net periodic pension cost and other comprehensive loss		$ (135)
Net actuarial (loss)/gain					(336)
Prior service credit					49
Total amount to be amortized from AOCI to NPPC					$ 385
Salary scale, benefit obligation					4.30%	4.30%
Expected return on plan assets, benefit obligation					0.00%	0.00%
Salary scale, net cost		4.30%	4.30%	4.30%
Expected return on plan assets, net cost		6.80%	6.90%	7.40%
Fair value of plan assets					$ 36,120	$ 22,558
Defined Benefit Plan, Pension Plan with Projected Benefit Obligation in Excess of Plan Assets, Projected Benefit Obligation					37,943	27,225
Defined Benefit Plan, Pension Plan with Projected Benefit Obligation in Excess of Plan Assets, Accumulated Benefit Obligation					37,600	26,752
Defined Benefit Plan, Pension Plan with Projected Benefit Obligation in Excess of Plan Assets, Plan Assets					36,122	24,873
Defined Benefit Plan, Plan Assets, Divestiture		$ 10
Pension Plan [Member] | Discontinued Operations [Member]
Defined Benefit Plan Disclosure [Line Items]
Service Cost		34	$ 40
Net amount recognized					$ 763	$ 667
Current year actuarial gain (loss)		(119)
Amortization of actuarial loss (gain)		20
Current year prior service cost/credit		6
Amortization of prior service credit		1
Net settlement and curtailment loss		(5)
Other		(2)
Total recognized in other comprehensive loss		97
Net recognized in net periodic pension cost and other comprehensive loss		97
Pension Plan [Member] | Continuing operations [Member]
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial gain (loss)		(434)
Amortization of actuarial loss (gain)		245
Current year prior service cost/credit		0
Amortization of prior service credit		16
Net settlement and curtailment loss		62
Other		36
Total recognized in other comprehensive loss		271
Net recognized in net periodic pension cost and other comprehensive loss		(232)
Pension Plan [Member] | UNITED STATES
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss (gain)		(425)
Impact of change in estimation of NPPC		39
Net settlement and curtailment gain (loss)		$ 98
PBO [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate, benefit obligation					3.10%	4.00%
Discount rate, net cost		4.00%	3.50%	3.90%
Interest cost [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate, benefit obligation					0.00%	0.00%
Discount rate, net cost		3.70%	3.10%	3.30%
Service cost [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate, benefit obligation					0.00%	0.00%
Discount rate, net cost		3.70%	3.40%	3.80%
Rockwell Collins [Member] | Other Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Business combination, recognized identifiable assets acquired and liabilities assumed, liability, pension projected benefit obligation	186
Business combination, recognized identifiable assets acquired and liabilities assumed, asset, pension plan assets	20
Rockwell Collins [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Business combination, recognized identifiable assets acquired and liabilities assumed, liability, pension projected benefit obligation	3,700
Business combination, recognized identifiable assets acquired and liabilities assumed, asset, pension plan assets	$ 3,400